UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-800-846-7526

Date of fiscal year end:

9/30

Date of reporting period:  6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Timothy Plan Aggressive Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value

	COMMON STOCK - 96.9%
	APPAREL - 4.5%
2,725	Carter's Inc.	$ 187,834
1,330	Hanesbrands, Inc.	130,925
16,800	Steven Madden Ltd. *	576,240
2,710	VF Corp.	170,730
		1,065,729
	BANKS - 5.6%
4,280	Cardinal Financial Corp.	79,009
3,700	PacWest Bancorp	159,729
11,745	PrivateBancorp, Inc.	341,310
29,939	Synovus Financial Corp.	729,913
		1,309,961
	BEVERAGES - 1.4%
2,715	Keurig Green Mountain, Inc.	338,316

	BIOTECHNOLOGY - 3.1%
2,320	Aegerion Pharmaceuticals, Inc. *	74,449
1,545	Alexion Pharmaceuticals, Inc. *	241,406
1,800	BioMarin Pharmaceutical, Inc. *	111,978
3,030	Incyte Corp. Ltd. *	171,013
2,845	MacroGenics, Inc. *	61,822
1,760	NPS Pharmaceuticals, Inc. *	58,168
		718,836
	COMMERCIAL SERVICES - 12.0%
2,300	Advisory Board Co. *	119,140
3,680	Cardtronics, Inc. *	125,414
4,610	Euronet Worldwide, Inc. *	222,386
1,179	FleetCor Technologies, Inc. *	155,392
4,250	H&E Equipment Services, Inc. *	154,445
5,655	Heartland Payment Systems, Inc.	233,043
20,820	Information Services Group, Inc. *	100,144
3,045	MAXIMUS, Inc.	130,996
3,255	Monro Muffler Brake, Inc.	173,133
4,840	SEI Investments Co.	158,607
2,370	United Rentals, Inc. *	248,210
6,525	Vantiv, Inc. - Cl. A *	219,371
2,410	Verisk Analytics, Inc. - Cl. A *	144,648
34,170	WNS Holdings Ltd. - ADR *	655,381
		2,840,310
	COMPUTERS - 4.8%
2,700	3D Systems Corp. *	161,460
6,595	Cognizant Technology Solutions Corp. - Cl. A *	322,561
6,180	Electronics For Imaging, Inc. *	279,336
1,550	IHS, Inc. - Cl. A *	210,289
1,967	NetScout Systems, Inc. *	87,217
3,780	Spansion, Inc. *	79,645
		1,140,508
	COSMETICS/PERSONAL CARE - 0.7%
5,400	Inter Parfums, Inc.	159,570

	DISTRIBUTION/WHOLESALE - 1.2%
3,345	WESCO International, Inc. *	288,941

	DIVERSIFIED FINANCIAL SERVICES - 8.8%
20,720	Cowen Group, Inc. *	87,438
8,835	E*TRADE Financial Corp. *	187,832
6,400	Encore Capital Group, Inc. *	290,688
2,975	Evercore Partners, Inc. - Cl. A	171,479
2,980	Intercontinental Exchange, Inc.	562,922
10,880	Invesco Ltd.	410,720
6,825	Lazard Ltd. - Cl. A	351,897
		2,062,976
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
675	Acuity Brands, Inc.	93,319

	ELECTRONICS - 2.7%
430	Mettler-Toledo International, Inc. *	108,867
2,895	Thermo Fisher Scientific, Inc.	341,610
4,785	Trimble Navigation Ltd. *	176,806
		627,283
	ENVIRONMENTAL CONTROL - 1.1%
2,005	MSA Safety, Inc.	115,247
3,060	Waste Connections, Inc.	148,563
		263,810
	FOOD - 0.9%
2,515	Hain Celestial Group, Inc. *	223,181

	HEALTHCARE-PRODUCTS - 4.5%
10,600	Bruker Corp. *	257,262
2,875	Globus Medical, Inc. - Cl. A *	68,770
3,500	Thoratec Corp. *	122,010
10,345	Tornier NV *	241,866
5,475	Trinity Biotech PLC	126,089
7,855	Wright Medical Group, Inc. *	246,647
		1,062,644
	HEALTHCARE-SERVICES - 2.0%
10,700	Capital Senior Living Corp. *	255,088
4,580	ICON PLC *	215,764
		470,852
	HOLDING COMPANIES - 0.5%
7,725	Horizon Pharma, Inc. *	122,210

	HOME BUILDERS - 0.9%
5,155	Lennar Corp.	216,407

	INSURANCE - 2.9%
15,025	Assured Guaranty Ltd.	368,112
20,768	Radian Group, Inc.	307,574
		675,686
	INTERNET - 1.7%
9,050	Endurance International Group Holdings, Inc. *	138,374
4,200	SPS Commerce, Inc. *	265,398
		403,772
	LEISURE TIME - 2.3%
12,775	Brunswick Corp	538,211

	MACHINERY-DIVERSIFIED - 2.1%
4,660	Columbus McKinnon Corp	126,053
2,495	Flowserve Corp.	185,503
2,250	Nordson Corp.	180,428
		491,984
	METAL FABRICATE/HARDWARE - 0.5%
4,475	Rexnord Corp. *	125,971

	MISCELLANEOUS MANUFACTURING - 2.0%
4,300	Hexcel Corp. *	175,870
7,965	TriMas Corp. *	303,705
		479,575
	OIL&GAS - 3.2%
6,780	Cabot Oil & Gas Corp.	231,469
2,300	Carrizo Oil & Gas, Inc. *	159,298
12,325	Kodiak Oil & Gas Corp. *	179,329
10,324	Rex Energy Corp. *	182,838
		752,934
	PHARMACEUTICALS - 2.6%
8,067	Akorn, Inc. *	268,228
4,150	Aratana Therapeutics, Inc. *	64,781
5,240	Catamaran Corp. *	231,398
475	Salix Pharmaceuticals Ltd. *	58,591
		622,998
	REAL ESTATE - 1.2%
7,455	HFF, Inc. - Cl. A	277,251

	REITS - 0.4%
9,125	Lexington Realty Trust	100,466

	RETAIL - 8.5%
3,150	Advance Auto Parts, Inc.	424,998
4,740	Bloomin' Brands, Inc. *	106,318
4,900	Cheesecake Factory, Inc.	227,458
6,760	Del Frisco's Restaurant Group, Inc. *	186,306
8,315	DSW, Inc. - Cl. A	232,321
1,600	Five Below, Inc. *	63,856
13,745	Krispy Kreme Doughnuts, Inc. *	219,645
3,985	Pier 1 Imports, Inc.	61,409
9,350	Rush Enterprises, Inc. *	324,165
1,700	Tractor Supply Co.	102,680
2,120	Vera Bradley, Inc. *	46,364
		1,995,520
	SEMICONDUCTORS - 2.2%
1,650	Avago Technologies Ltd.	118,915
2,495	MaxLinear, Inc. - Cl. A *	25,125
5,525	NXP Semiconductor NV *	365,645
		509,685
	SOFTWARE - 6.1%
2,290	Aspen Technology, Inc. *	106,256
5,450	Cerner Corp. *	281,111
5,200	Informatica Corp. *	185,380
2,575	Interactive Intelligence Group, Inc. *	144,535
12,900	PTC, Inc. *	500,520
3,200	SS&C Technologies Holdings, Inc. *	141,504
2,060	Synchronoss Technologies, Inc. *	72,018
		1,431,324
	TELECOMMUNICATIONS - 4.2%
5,275	8x8, Inc. *	42,622
4,335	Aruba Networks, Inc. *	75,949
6,560	CalAmp Corp. *	142,090
5,190	Fortinet, Inc. *	130,425
5,795	SBA Communications Corp. - Cl. A *	592,829
		983,915
	TRANSPORTATION - 1.9%
2,825	Genesee & Wyoming, Inc. *	296,625
5,755	Swift Transportation Co. - Cl. A *	145,199
		441,824

	TOTAL COMMON STOCK (Cost $19,458,533)	22,835,969

	SHORT-TERM INVESTMENTS - 3.2%
756,987	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% (A)
	(Cost $756,987)	756,987

	TOTAL INVESTMENTS - 100.1% (Cost $20,215,520)	$ 23,592,956
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(29,978)
	NET ASSETS - 100.0%	$ 23,562,978

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $20,264,001 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 3,900,211
	Unrealized depreciation	(571,256)
	Net unrealized appreciation	$ 3,328,955

	Timothy Plan International Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value

	COMMON STOCK - 96.8%

	AIRLINES - 1.9%
7,200	Copa Holdings SA - Cl. A	$ 1,026,504

	AUTO MANUFACTURERS - 1.9%
103,000	Porsche Automobil Holding SE	1,070,170

	AUTO PARTS&EQUIPMENT - 7.5%
18,100	Magna International, Inc.	1,950,275
32,000	Valeo SA	2,150,400
		4,100,675
	BANKS - 9.4%
18,000	Bank Hapoalim BM	523,440
132,000	Bank of East Asia Ltd.	543,840
23,539	DBS Group Holdings Ltd.	1,269,929
49,100	Intesa Sanpaolo SpA	907,368
151,200	Sumitomo Mitsui Financial Group, Inc.	1,280,664
24,100	Swedbank AB	640,578
		5,165,819
	BUILDING MATERIALS - 1.5%
39,000	Lafarge SA	833,040

	CHEMICALS - 0.7%
4,000	Agrium, Inc.	366,520

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
85,500	Daiwa Securities Group, Inc.	738,720
24,000	ICAP PLC	309,840
20,800	ORIX Corp.	1,727,232
		2,775,792
	ELECTRIC - 0.9%
59,900	Power Assets Holdings Ltd.	520,531

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
15,000	Hitachi Ltd.	1,100,850

	ENGINEERING & CONSTRUCTION - 2.7%
78,000	Vinci SA	1,455,480

	FOOD - 5.9%
14,000	Kerry Group PLC	1,063,300
78,000	Marine Harvest ASA	1,070,160
13,000	Seven & I Holdings Co. Ltd.	1,096,680
		3,230,140
	HAND/MACHINE TOOLS - 2.8%
95,100	Techtronic Industries Co.	1,516,845

	HEALTHCARE-PRODUCTS - 3.3%
20,600	Smith & Nephew PLC	1,839,168

	HEALTHCARE-SERVICES - 2.7%
44,000	Fresenius Medical Care AG & Co. KGaA	1,473,560

	HOME BUILDERS - 1.7%
70,000	Sekisui House Ltd.	955,500

	HOUSEHOLD PRODUCTS/WARES - 3.3%
18,000	Henkel AG & Co. KGaA	1,813,500

	INSURANCE - 8.6%
188,000	Aegon NV	1,648,760
41,400	Ageas	1,652,688
40,700	Muenchener Rueckversicherungs AG	902,319
17,900	Zurich Insurance Group AG	538,790
		4,742,557
	IRON/STEEL - 1.6%
73,200	Vale SA	871,080

	MACHINERY-CONSTR&MINING - 1.2%
24,000	Atlas Copco AB	640,080

	MACHINERY-DIVERSIFIED - 0.4%
20,772	CNH Industrial NV	212,290

	METAL FABRICATE/HARDWARE - 0.9%
20,000	Assa Abloy AB	508,000

	MINING - 1.4%
14,000	Rio Tinto PLC	759,920

	MISCELLANEOUS MANUFACTURING - 2.1%
40,838	FUJIFILM Holdings Corp.	1,140,197

	OIL & GAS - 6.5%
20,000	Afren PLC *	247,926
117,000	Gran Tierra Energy, Inc. *	950,040
14,600	Lukoil OAO	873,372
49,568	Statoil ASA - ADR	1,528,181
		3,599,519
	OIL & GAS SERVICES - 1.5%
42,788	Subsea 7 SA	800,136

	PHARMACEUTICALS - 5.4%
12,500	Shire PLC	2,943,625

	RETAIL - 1.5%
68,000	Home Retail Group PLC	824,840

	SOFTWARE - 1.4%
16,000	Open Text Corp.	767,040

	TELECOMMUNICATIONS - 8.6%
15,000	Globe Telecom, Inc.	552,075
25,000	Nippon Telegraph & Telephone Corp.	780,250
12,000	Philippine Long Distance Telephone Co.	808,560
47,500	Singapore Telecommunications Ltd.	1,472,975
28,852	SoftBank Corp.	1,084,835
		4,698,695
	TRANSPORTATION - 2.5%
7,700	Canadian Pacific Railway Ltd.	1,394,778

	TOTAL COMMON STOCK (Cost $39,740,817)	53,146,851

	MONEY MARKET FUND - 3.7%
2,032,121	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% (A)	2,032,121
	(Cost $2,032,121)

	TOTAL INVESTMENTS - 100.5% (Cost $41,772,938)	$ 55,178,972
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(292,188)
	NET ASSETS - 100.0%	$ 54,886,784

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $42,375,234 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 13,758,164
	Unrealized depreciation	(954,426)
	Net unrealized appreciation	$ 12,803,738

Timothy Plan Large/Mid Cap Growth
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value
	COMMON STOCK - 97.2%
	AEROSPACE/DEFENSE - 1.2%
6,310	General Dynamics Corp.	$ 735,430

	APPAREL - 2.9%
6,625	Carter's, Inc.	456,661
1,420	Hanesbrands, Inc.	139,785
19,140	VF Corp.	1,205,820
		1,802,266
	BANKS - 3.9%
33,850	BB&T Corp.	1,334,705
12,750	PrivateBancorp, Inc.	370,515
32,033	Synovus Financial Corp.	780,965
		2,486,185
	BEVERAGES - 0.7%
3,450	Keurig Green Mountain, Inc.	429,905

	BIOTECHNOLOGY - 3.0%
1,772	Alexion Pharmaceuticals, Inc. *	277,344
5,725	BioMarin Pharmaceutical, Inc. *	356,152
12,240	Celgene Corp. *	1,051,171
3,550	Incyte Corp. Ltd. *	200,362
		1,885,029
	CHEMICALS - 4.4%
13,240	LyondellBasell Industries NV	1,292,886
10,960	Praxair, Inc.	1,455,926
		2,748,812
	COMMERCIAL SERVICES - 4.8%
3,467	FleetCor Technologies, Inc. *	456,951
32,425	SEI Investments Co.	1,062,567
5,540	United Rentals, Inc. *	580,204
14,945	Vantiv Inc. - Cl. A *	502,451
6,995	Verisk Analytics, Inc. - Cl. A *	419,840
		3,022,013
	COMPUTERS - 2.3%
3,175	3D Systems Corp. *	189,865
10,350	Cognizant Technology Solutions Corp. - Cl. A *	506,218
6,745	Electronics For Imaging, Inc. *	304,874
3,550	HIS, Inc. - Cl. A *	481,628
		1,482,585
	DISTRIBUTION/WHOLESALE - 0.5%
3,590	WESCO International, Inc. *	310,104

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
20,585	E*TRADE Financial Corp. *	437,637
4,165	IntercontinentalExchange Group, Inc.	786,768
17,174	Invesco, Ltd.	648,319
9,705	Lazard, Ltd. MLP - Cl. A	500,390
		2,373,114
	ELECTRONICS - 5.9%
15,090	Amphenol Corp.	1,453,771
980	Mettler-Toledo International, Inc. *	248,116
13,315	Thermo Fisher Scientific, Inc.	1,571,170
11,270	Trimble Navigation, Ltd. *	416,427
		3,689,484
	ENVIRONMENTAL CONTROL - 0.6%
7,270	Waste Connections, Inc.	352,959

	FOOD - 3.7%
6,075	Hain Celestial Group Inc. *	539,095
9,930	JM Smucker Co.	1,058,240
20,000	Mondelez International, Inc. - Cl. A	752,200
		2,349,535
	HEALTHCARE - 2.5%
24,700	Bruker Corp. *	599,469
5,785	ICON PLC *	272,531
8,815	Sirona Dental Systems, Inc. *	726,885
		1,598,885
	HOME BUILDERS - 0.8%
11,455	Lennar Corp.	480,881

	INSURANCE - 3.7%
17,275	ACE, Ltd.	1,791,418
23,300	Assured Guaranty, Ltd.	570,850
		2,362,268
	LEISURE TIME - 0.9%
13,850	Brunswick Corp.	583,500

	MACHINERY-DIVERSIFIED - 3.2%
5,535	Flowserve Corp.	411,527
5,225	Nordson Corp.	418,993
9,230	Rockwell Automation, Inc.	1,155,227
		1,985,747
	MINING - 3.0%
51,485	Freeport-McMoRan Copper & Gold, Inc.	1,879,202

	MISCELLANEOUS MANUFACTURING - 1.2%
28,500	Harsco Corp.	758,955

	OIL&GAS - 8.1%
6,620	Cabot Oil & Gas Corp.	226,007
14,940	ConocoPhillips	1,280,806
12,530	Exxon Mobil Corp.	1,261,520
22,520	Occidental Petroleum Corp.	2,311,228
		5,079,561

	PHARMACEUTICALS - 2.4%
17,100	AbbVie, Inc.	965,124
9,175	Catamaran Corp. *	405,168
1,025	Salix Pharmaceuticals, Ltd. *	126,434
		1,496,726
	RETAIL - 11.9%
6,475	Advance Auto Parts, Inc.	873,607
3,690	AutoZone, Inc. *	1,978,726
13,600	Cheesecake Factory, Inc.	631,312
11,180	Costco Wholesale Corp.	1,287,489
24,530	Kohl's Corp.	1,292,240
24,550	Lowe's Cos, Inc.	1,178,155
4,000	Tractor Supply Co.	241,600
		7,483,129
	SEMICONDUCTORS - 10.4%
3,875	Avago Technologies, Ltd.	279,271
43,340	Linear Technology Corp.	2,040,014
32,860	Maxim Integrated Products, Inc.	1,110,997
72,870	NVIDIA Corp.	1,351,010
9,725	NXP Semiconductor NV *	643,601
22,945	Xilinx, Inc.	1,085,528
		6,510,421
	SOFTWARE - 5.4%
15,325	Cerner Corp. *	790,463
12,180	Informatica Corp. *	434,217
23,935	PTC, Inc. *	928,678
12,600	VMware, Inc. - Cl. A *	1,219,806
		3,373,164
	TELECOMMUNICATIONS - 1.9%
5,470	Finisar, Inc. *	137,461
10,050	SBA Communications Corp. - Cl. A *	1,028,115
		1,165,576
	TRANSPORTATION - 4.1%
3,155	Genesee & Wyoming, Inc. *	331,275
18,250	Norfolk Southern Corp.	1,880,298
13,795	Swift Transportation Co. - Cl. A *	348,048
		2,559,621

	TOTAL COMMON STOCK (Cost - $51,073,146)	60,985,057

	MONEY MARKET FUND - 3.1%
1,966,484	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost - $1,966,484)	1,966,484

	TOTAL INVESTMENTS - 100.3% (Cost - $53,039,630)	$ 62,951,541
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(176,024)
	TOTAL NET ASSETS - 100.0%	$ 62,775,517

*Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $53,114,979 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 10,029,168
	Unrealized depreciation	(192,606)
	Net unrealized appreciation	$ 9,836,562

	Timothy Plan Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value

	COMMON STOCK - 95.4%
	AEROSPACE/DEFENSE - 2.2%
43,022	Kaman Corp.	$ 1,838,330

	APPAREL - 2.0%
65,400	Wolverine World Wide, Inc.	1,704,324

	BANKS - 13.8%
14,323	Bancfirst Corp.	886,594
108,899	BBCN Bancorp, Inc.	1,736,939
62,047	Chemical Financial Corp.	1,742,280
67,308	Columbia Banking System, Inc.	1,770,874
63,800	First Financial Bancorp	1,097,998
61,657	Pacific Continental Corp.	846,551
59,330	WesBanco, Inc.	1,841,603
35,954	Wintrust Financial Corp.	1,653,884
		11,576,723
	BUILDING MATERIALS - 8.7%
46,511	Apogee Enterprises, Inc.	1,621,373
60,250	Boise Cascade Co. *	1,725,560
102,186	Continental Building Products, Inc.	1,573,664
34,800	Gibraltar Industries, Inc.	539,748
64,826	Trex Co., Inc. *	1,868,285
		7,328,630
	COMMERCIAL SERVICES - 2.0%
98,400	Kelly Services, Inc.	1,689,528

	COMPUTERS - 2.1%
34,700	j2 Global, Inc.	1,764,842

	ELECTRIC - 4.3%
35,300	ALLETE, Inc.	1,812,655
34,800	NorthWestern Corp.	1,816,212
		3,628,867
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
19,345	Littelfuse, Inc.	1,798,118

	ELECTRONICS - 2.2%
28,010	Coherent, Inc. *	1,853,422

	FOOD - 2.1%
19,063	J&J Snack Foods Corp.	1,794,210

	GAS - 2.0%
29,828	New Jersey Resources Corp.	1,704,969

	HEALTHCARE-PRODUCTS - 3.3%
26,700	Haemonetics Corp. *	941,976
118,858	Merit Medical Systems, Inc. *	1,794,756
		2,736,732
	HOME FURNISHINGS - 2.0%
92,028	DTS, Inc./CA *	1,694,235

	INSURANCE - 4.5%
26,245	AMERISAFE, Inc.	1,067,384
85,800	Employers Holdings, Inc.	1,817,244
17,397	Safety Insurance Group, Inc.	893,858
		3,778,486
	MACHINERY-CONSTR&MINING - 0.9%
8,862	Hyster-Yale Materials Handling, Inc.	784,641

	MACHINERY-DIVERSIFIED - 2.9%
50,993	Gorman-Rupp Co.	1,803,622
23,405	Hurco Cos, Inc.	660,021
		2,463,643
	MEDIA - 1.1%
19,700	Meredith Corp.	952,692

	OFFICE FURNISHINGS - 1.0%
48,215	Knoll, Inc.	835,566

	OIL&GAS - 8.9%
31,872	Bonanza Creek Energy, Inc. *	1,822,760
44,194	Carrizo Oil & Gas, Inc. *	1,869,848
111,888	Rex Energy Corp. *	1,981,536
136,092	Synergy Resources Corp. *	1,803,219
		7,477,363
	OIL&GAS SERVICES - 2.0%
28,131	Matrix Service Co. *	922,416
39,170	World Point Terminals LP *	733,654
		1,656,070
	PIPELINES - 1.0%
29,000	Primoris Services Corp.	836,360

	REITS - 9.1%
24,105	CoreSite Realty Corp.	797,152
51,200	CubeSmart	937,984
70,498	CyrusOne, Inc.	1,755,400
73,100	Inland Real Estate Corp.	777,053
38,500	Potlatch Corp.	1,593,900
171,297	Summit Hotel Properties, Inc.	1,815,748
		7,677,237
	RETAIL - 4.3%
18,600	Lithia Motors, Inc.	1,749,702
53,782	Rush Enterprises Inc. *	1,864,622
		3,614,324
	SOFTWARE - 4.2%
81,700	AVG Technologies NV *	1,644,621
64,421	Omnicell, Inc. *	1,849,527
		3,494,148
	TRANSPORTATION - 4.5%
87,915	Heartland Express, Inc.	1,876,106
67,600	Roadrunner Transportation Systems, Inc. *	1,899,560
		3,775,666
	TRUCKING&LEASING - 2.1%
39,596	TAL International Group, Inc.	1,756,479

	TOTAL COMMON STOCK (Cost $67,746,305)	80,215,605

	MONEY MARKET FUND - 4.7%
3,927,974	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $3,927,974)	3,927,974

	TOTAL INVESTMENTS - 100.1% (Cost $71,674,279)(B)	$ 84,143,579
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(82,975)
	TOTAL NET ASSETS - 100.0%	$ 84,060,604

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $71,724,302 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	13,411,059
	Unrealized depreciation	(991,782)
	Net unrealized appreciation	12,419,277

Timothy Plan Large/Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value
	COMMON STOCK - 95.2%
	AEROSPACE/DEFENSE - 1.9%
33,550	B/E Aerospace, Inc. *	$ 3,103,040

	AUTO - 2.1%
50,400	BorgWarner, Inc.	3,285,576

	BANKS - 6.1%
69,900	CIT Group, Inc.	3,198,624
89,800	East West Bancorp, Inc.	3,142,102
29,786	SVB Financial Group *	3,473,643
		9,814,369
	BEVERAGES - 2.1%
56,900	Dr. Pepper Snapple Group, Inc.	3,333,202

	CHEMICALS - 2.9%
20,300	Rockwood Holdings, Inc.	1,542,597
14,850	Sherwin-Williams Co.	3,072,614
		4,615,211
	COMPUTERS - 2.4%
18,900	SanDisk Corp.	1,973,727
19,900	Western Digital Corp.	1,836,770
		3,810,497
	DISTRIBUTION/WHOLESALE - 3.8%
34,600	WESCO International, Inc. *	2,988,748
11,900	WW Grainger, Inc.	3,025,813
		6,014,561
	DIVERSIFIED FINANCIAL SERVICES - 8.0%
85,800	Eaton Vance Corp.	3,242,382
55,800	Franklin Resources, Inc.	3,227,472
84,000	Invesco, Ltd.	3,171,000
60,600	Lazard, Ltd. MLP - Cl. A	3,124,536
		12,765,390
	ELECTRIC - 2.0%
31,900	NextEra Energy, Inc.	3,269,112

	ELECTRONICS - 6.1%
33,100	Amphenol Corp.	3,188,854
52,200	TE Connectivity, Ltd.	3,228,048
65,900	Woodward, Inc.	3,306,862
		9,723,764

	FOOD - 5.9%
30,000	JM Smucker Co.	3,197,100
43,200	McCormick & Co., Inc.	3,092,688
83,750	Sysco Corp.	3,136,437
		9,426,225
	HEALTHCARE - 4.0%
23,100	CR Bard, Inc.	3,303,531
65,700	DENTSPLY International, Inc.	3,110,895
		6,414,426
	HOUSEHOLD PRODUCTS/WARES - 1.0%
18,900	Tupperware Brands Corp.	1,581,930

	INSURANCE - 2.5%
59,000	Axis Capital Holdings, Ltd.	2,612,520
41,100	Unumprovident Group	1,428,636
		4,041,156
	MACHINERY-DIVERSIFIED - 2.0%
43,000	Flowserve Corp.	3,197,050

	METAL FABRICATE/HARDWARE - 1.8%
11,500	Precision Castparts Corp.	2,902,600

	MISCELLANEOUS MANUFACTUR - 3.9%
63,600	AO Smith Corp.	3,153,288
29,200	SPX Corp.	3,159,732
		6,313,020
	OIL & NATURAL GAS - 9.3%
33,750	EOG Resources, Inc.	3,944,025
14,700	EQT Corp.	1,571,430
34,700	Marathon Petroleum Corp.	2,709,029
20,400	National Oilwell Varco, Inc.	1,679,940
61,130	New Jersey Resources Corp.	3,494,191
62,500	Oasis Petroleum, Inc. *	3,493,125
30,900	Occidental Petroleum Corp.	3,171,267
		20,063,007
	PHARMACEUTICALS - 1.9%
44,200	Express Scripts Holding Co. *	3,064,386
1	Mallinckrodt PLC *	80
		3,064,466
	REAL ESTATE INVESTMENT TRUSTS - 2.2%
26,600	Regency Centers Corp.	1,481,088
31,500	Ventas Inc.	2,019,150
		3,500,238

	RETAIL - 7.0%
24,575	Advance Auto Parts, Inc.	3,315,659
47,600	Family Dollar Stores, Inc.	3,148,264
33,725	MSC Industrial Direct Co., Inc.	3,225,459
26,600	PetSmart, Inc.	1,590,680
		11,280,062
	SEMICONDUCTORS - 6.1%
63,500	Avago Technologies, Ltd.	4,576,445
32,000	Microchip Technology, Inc.	1,561,920
78,300	Skyworks Solutions, Inc. *	3,676,968
		9,815,333
	TELECOMMUNICATIONS - 2.8%
95,500	Amdocs, Ltd.	4,424,515

	TEXTILE - 2.1%
24,100	Mohawk Industries, Inc. *	3,333,994

	TRANSPORTATION - 2.1%
51,600	Canadian National Railway Co.	3,355,032

	TOTAL COMMON STOCK (Cost - $113,356,539)	152,447,776

	MONEY MARKET FUND - 5.4%
7,626,206	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost - $7,626,206)	7,626,206

	TOTAL INVESTMENTS - 100.0% ( Cost - $120,982,745)(B)	$ 160,073,982
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0)%	6,554
	TOTAL NET ASSETS - 100.0%	$ 160,080,536

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $121,020,537 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 39,610,759
	Unrealized depreciation	(557,314)
	Net unrealized appreciation	$ 39,053,445

	Timothy Plan Fixed Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 95.6%
	AUTO PARTS&EQUIPMENT - 2.5%
$ 1,000,000	Delphi Corp.	4.1500	3/15/2024	$ 1,040,369
750,000	Johnson Controls Inc.	5.0000	3/30/2020	835,921
				1,876,290
	BANKS - 1.4%
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	2.1250	10/13/2015	1,022,492

	CHEMICALS - 1.1%
800,000	LYB International Finance BV	4.0000	7/15/2023	841,447

	ELECTRIC - 2.4%
973,831	John Sevier Combined Cycle Generation LLC	4.6260	1/15/2042	1,020,226
750,000	NiSource Finance Corp.	5.4000	7/15/2014	751,356
				1,771,582
	ENGINEERING&CONSTRUCTION - 1.3%
1,000,000	ABB Finance USA Inc.	2.8750	5/8/2022	994,688

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 31.0%
3,970,170	GNMA Pool AD8801	3.5000	3/15/2043	4,137,496
1,146,581	GNMA Pool 737556	4.5000	10/15/2040	1,252,827
1,243,453	GNMA Pool 783060	4.0000	8/15/2040	1,330,746
1,526,211	GNMA Pool 701961	4.5000	6/15/2039	1,664,434
465,524	GNMA Pool 734437	4.5000	5/15/2041	508,569
8,705	GNMA Pool 599821	5.0000	1/15/2018	9,188
10,551	GNMA Pool 585163	5.0000	2/15/2018	11,207
10,455	GNMA Pool 585180	5.0000	2/15/2018	11,106
186,347	GNMA Pool 604182	5.5000	4/15/2033	209,655
49,111	GNMA Pool 781694	6.0000	12/15/2031	55,783
106,754	GNMA Pool 663776	6.5000	1/15/2037	121,421
6,607	GNMA Pool 592492	5.0000	3/15/2018	7,043
2,511,366	GNMA Pool MA0220	3.5000	7/20/2042	2,621,736
4,296,895	GNMA Pool MA0155	4.0000	6/20/2042	4,607,537
516,190	GNMA Pool 5204	4.5000	10/20/2041	564,846
1,108,198	GNMA Pool 4520	5.0000	8/20/2039	1,231,041
699,171	GNMA Pool 4541	5.0000	9/20/2039	776,700
1,218,815	GNMA Pool 4947	5.0000	2/20/2041	1,353,437
293,841	GNMA Pool 4058	5.0000	12/20/2037	323,745
249,843	GNMA Pool 3711	5.5000	5/20/2035	281,150
305,478	GNMA Pool 4072	5.5000	1/20/2038	341,616
115,492	GNMA Pool 3679	6.0000	2/20/2035	135,050
203,300	GNMA Pool 3865	6.0000	6/20/2036	230,593
46,231	GNMA Pool 3584	6.0000	7/20/2034	53,361
114,437	GNMA Pool 3612	6.5000	9/20/2034	133,439
346,660	GNMA Pool 3625	6.0000	10/20/2034	391,368
134,688	GNMA Pool 3637	5.5000	11/20/2034	151,282
221,183	GNMA Pool 3665	5.5000	1/20/2035	248,272
141,763	GNMA Pool 3910	6.0000	10/20/2036	161,208
				22,925,856
	GOVERNMENT NOTES & BONDS - 25.3%
2,500,000	Federal Farm Credit Banks	5.1250	8/25/2016	2,743,547
1,000,000	Federal Home Loan Banks	5.0000	11/17/2017	1,129,107
9,000,000	United States Treasury Note/Bond	3.1250	5/15/2021	9,610,308
2,000,000	United States Treasury Note/Bond	3.8750	5/15/2018	2,200,782
2,500,000	United States Treasury Note/Bond	4.5000	2/15/2036	3,037,305
				18,721,049
	HAND/MACHINE TOOLS - 1.4%
1,000,000	Kennametal, Inc.	3.8750	2/15/2022	1,002,802

	HEALTHCARE-PRODUCTS - 0.7%
500,000	Covidien International Finance SA	2.8000	6/15/2015	511,960

	INSURANCE - 1.1%
750,000	Trinity Acquisition PLC	4.6250	8/15/2023	778,454

	IRON/STEEL - 1.4%
1,000,000	Glencore Funding LLC *	4.1250	5/30/2023	1,006,201

	MINING - 1.8%
750,000	Rio Tinto Finance USA Ltd.	2.5000	5/20/2016	774,504
500,000	Teck Resources Ltd.	6.0000	8/15/2040	530,461
				1,304,965
	MISCELLANEOUS MANUFACTURING - 1.7%
325,000	Eaton Corp.	5.6000	5/15/2018	371,155
750,000	Tyco Electronics Group SA	6.5500	10/1/2017	868,535
				1,239,690
	OIL&GAS - 6.7%
750,000	Husky Energy Inc.	3.9500	4/15/2022	794,771
750,000	Marathon Oil Corp.	6.0000	10/1/2017	858,097
1,000,000	Petrobras International Finance Co.	3.5000	2/6/2017	1,029,000
1,000,000	Phillips 66	2.9500	5/1/2017	1,048,744
500,000	Transocean, Inc.	6.0000	3/15/2018	565,239
500,000	Valero Energy Corp.	6.6250	6/15/2037	623,276
				4,919,127
	PIPELINES - 8.1%
1,000,000	Boardwalk Pipelines LP	5.7500	9/15/2019	1,101,886
800,000	DCP Midstream Operating LP	2.7000	4/1/2019	811,237
1,000,000	Energy Transfer Partners LP	6.7000	7/1/2018	1,171,933
500,000	Enterprise Products Operating LLC	6.1250	10/15/2039	611,106
750,000	Kinder Morgan Energy Partners LP	5.1250	11/15/2014	762,808
500,000	ONEOK, Inc.	4.2500	2/1/2022	500,917
1,000,000	Plains All American Pipeline LP / PAA Finance Corp.	3.6500	6/1/2022	1,034,426
				5,994,313
	REITS - 4.2%
900,000	ERP Operating LP	5.1250	3/15/2016	966,285
1,000,000	Health Care REIT, Inc.	3.7500	3/15/2023	1,004,962
1,000,000	Simon Property Group LP	6.1250	5/30/2018	1,164,479
				3,135,726
	SEMICONDUCTORS - 2.4%
1,000,000	Altera Corp.	1.7500	5/15/2017	1,011,866
740,000	Analog Devices Inc.	3.0000	4/15/2016	767,474
				1,779,340
	TRANSPORTATION - 1.1%
750,000	Canadian National Railway Co.	5.8000	6/1/2016	823,805

	TOTAL BONDS & NOTES (Cost $69,480,989)			70,649,787

	MONEY MARKET FUND - 3.9%
2,841,541	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% (A)			2,841,541
	(Cost $2,841,541)

	TOTAL INVESTMENTS - 99.5% ( Cost - $72,322,530)(B)			$73,491,328
	OTHER ASSETS LESS LIABILITIES - 0.5%			390,924
	NET ASSETS - 100.0%			$73,882,252

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $72,322,530 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 2,062,518
			Unrealized depreciation	(893,720)
		Net unrealized appreciation		$ 1,168,798

Timothy Plan High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 96.6%
	AUTO MANUFACTURERS - 2.4%
$ 500,000	Jaguar Land Rover Automotive PLC *	8.1250	5/15/2021	$ 565,000
500,000	Oshkosh Corp.	8.5000	3/1/2020	542,500
				1,107,500
	BANKS - 1.3%
500,000	Macquarie Bank Ltd. *	6.6250	4/7/2021	574,775

	BUILDING MATERIALS - 3.8%
500,000	Cemex Finance LLC *	6.0000	4/1/2024	521,875
500,000	Gibraltar Industries, Inc.	6.2500	2/1/2021	522,500
100,000	USG Corp. *	5.8750	11/1/2021	106,125
500,000	USG Corp.	9.7500	1/15/2018	601,250
				1,751,750
	CHEMICALS - 2.4%
500,000	Braskem Finance Ltd.	6.4500	2/3/2024	535,625
500,000	PolyOne Corp.	7.3750	9/15/2020	545,000
				1,080,625
	COAL - 1.6%
500,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.	8.5000	12/15/2019	537,500
182,000	SunCoke Energy, Inc.	7.6250	8/1/2019	193,284
				730,784
	COMMERCIAL SERVICES - 4.1%
500,000	FTI Consulting, Inc.	6.0000	11/15/2022	516,875
750,000	Iron Mountain, Inc.	6.0000	8/15/2023	814,688
500,000	Iron Mountain, Inc.	7.7500	10/1/2019	549,375
				1,880,938
	DISTRIBUTION/WHOLESALE - 1.4%
500,000	Global Partners LP/GLP Finance Corp. *	6.2500	7/15/2022	501,875
125,000	LKQ Corp.	4.7500	5/15/2023	123,875
				625,750
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
500,000	Anixter, Inc.	5.6250	5/1/2019	539,375
500,000	General Cable Corp. *	6.5000	10/1/2022	511,250
				1,050,625
	FOOD - 2.3%
500,000	HJ Heinz Co.	4.2500	10/15/2020	503,750
500,000	Land O' Lakes, Inc. *	6.0000	11/15/2022	541,250
				1,045,000
	FOREST PROCUTS & PAPER - 0.5%
250,000	Cascades, Inc. *	5.5000	7/15/2022	250,312

	GAS - 1.7%
250,000	NGL Energy Partners LP / NGL Energy Finance Corp. *	5.1250	7/15/2019	251,875
500,000	NGL Energy Partners LP / NGL Energy Finance Corp. *	6.8750	10/15/2021	535,000
				786,875
	HAND/MACHINE TOOLS - 1.0%
400,000	Mcron Finance Sub LLC / Mcron Finance Corp. *	8.3750	5/15/2019	440,000

	HEALTHCARE-PRODUCTS - 2.2%
450,000	Biomet, Inc.	6.5000	8/1/2020	487,125
500,000	Hologic, Inc.	6.2500	8/1/2020	530,000
				1,017,125
	HOUSEHOLD PRODUCTS/WARES - 1.2%
500,000	Reynolds Group Issuer, Inc.	9.0000	4/15/2019	531,875

	INSURANCE - 1.2%
500,000	QBE Capital Funding III Ltd. *	7.2500	5/24/2041	539,484

	INTERNET - 1.1%
500,000	VeriSign, Inc.	4.6250	5/1/2023	496,450

	IRON/STEEL - 3.6%
500,000	ArcelorMittal	6.7500	2/25/2022	562,500
500,000	Steel Dynamics, Inc.	5.2500	4/15/2023	520,000
500,000	United States Steel Corp.	7.5000	3/15/2022	548,750
				1,631,250
	MINING - 1.1%
500,000	Eldorado Gold Corp. *	6.1250	12/15/2020	507,500

	MISCELLANEOUS MANUFACTURING - 3.4%
500,000	Actuant Corp.	5.6250	6/15/2022	527,500
500,000	Amsted Industries, Inc. *	5.0000	3/15/2022	501,875
500,000	Bombardier, Inc. *	6.1250	1/15/2023	517,500
				1,546,875
	OIL & GAS - 16.0%
500,000	Antero Resources Finance Corp.	5.3750	11/1/2021	520,625
500,000	Calumet Specialty Products Partners LP *	6.5000	4/15/2021	512,500
500,000	Denbury Resources, Inc.	5.5000	5/1/2022	511,875
500,000	EV Energy Partners LP	8.0000	4/15/2019	527,500
500,000	Kodiak Oil & Gas Corp.	5.5000	2/1/2022	521,250
500,000	Pacific Drilling SA *	5.3750	6/1/2020	492,500
250,000	Parker Drilling Co. *	6.7500	7/15/2022	261,250
250,000	Parker Drilling Co.	7.5000	8/1/2020	271,250
500,000	Resolute Energy Corp.	8.5000	5/1/2020	523,750
1,000,000	Rosetta Resources, Inc.	5.8750	6/1/2024	1,041,250
500,000	Samson Investment Co. *	10.7500	2/15/2020	529,375
500,000	Summit Midstream Holdings LLC	7.5000	7/1/2021	547,500
500,000	Tesoro Corp.	5.3750	10/1/2022	525,000
500,000	Tullow Oil PLC *	6.0000	11/1/2020	521,250
				7,306,875
	OIL & GAS SERVICES - 6.5%
500,000	Basic Energy Services, Inc.	7.7500	10/15/2022	561,250
500,000	Calfrac Holdings LP *	7.5000	12/1/2020	540,000
500,000	CGG SA	6.5000	6/1/2021	498,750
500,000	Hiland Partners LP *	5.5000	5/15/2022	507,500
350,000	Hiland Partners LP *	7.2500	10/1/2020	383,250
500,000	Hornbeck Offshore Services, Inc.	5.0000	3/1/2021	501,250
				2,992,000
	PACKAGING & CONTAINERS - 1.6%
500,000	Sealed Air Corp. *	5.2500	4/1/2023	510,000
200,000	Sealed Air Corp. *	6.5000	12/1/2020	226,000
				736,000
	PHARMACEUTICALS - 3.3%
415,000	Catamaran Corp.	4.7500	3/15/2021	420,187
500,000	Hypermarcas SA *	6.5000	4/20/2021	548,750
500,000	Omnicare, Inc.	7.7500	6/1/2020	541,250
				1,510,187
	PIPELINES - 15.9%
500,000	Access Midstream Partners LP / ACMP Finance Corp.	5.8750	4/15/2021	537,500
500,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.	5.8750	8/1/2023	511,250
500,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	6.0000	12/15/2020	527,500
500,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	7.7500	4/1/2019	538,750
500,000	DCP Midstream LLC *	5.8500	5/21/2043	477,500
500,000	Energy Transfer Equity LP *	5.8750	1/15/2024	525,000
500,000	Genesis Energy LP / Genesis Energy Finance Corp.	5.7500	2/15/2021	522,500
500,000	Kinder Morgan, Inc. *	5.0000	2/15/2021	521,250
500,000	NuStar Logistics LP	6.7500	2/1/2021	557,500
500,000	Regency Energy Partners LP / Regency Energy Finance Corp.	4.5000	11/1/2023	497,500
500,000	Rose Rock Midstream LP / Rose Rock Finance Corp. *	5.6250	7/15/2022	507,500
500,000	SemGroup Corp.	7.5000	6/15/2021	550,000
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.2500	11/15/2023	499,375
500,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.	5.8750	10/1/2020	530,000
				7,303,125
	REITS - 3.3%
125,000	Corrections Corp. of America	4.1250	4/1/2020	124,688
350,000	DuPont Fabros Technology LP	5.8750	9/15/2021	367,500
500,000	Geo Group, Inc./The	5.1250	4/1/2023	502,500
500,000	MPT Operating Partnership LP / MPT Finance Corp.	6.3750	2/15/2022	538,750
				1,533,438
	RETAIL - 4.6%
500,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.0000	5/20/2022	556,250
500,000	Ferrellgas LP / Ferrellgas Finance Corp. *	6.7500	1/15/2022	525,000
500,000	Group 1 Automotive, Inc. *	5.0000	6/1/2022	502,500
500,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.5000	6/1/2024	507,500
				2,091,250
	SOFTWARE - 1.2%
500,000	MedAssets, Inc.	8.0000	11/15/2018	531,250

	TELECOMMUNICATIONS - 4.4%
500,000	CommScope, Inc. *	5.0000	6/15/2021	512,500
500,000	Digicel Ltd. *	6.0000	4/15/2021	517,500
500,000	Millicom International Cellular SA *	4.7500	5/22/2020	502,500
500,000	VimpelCom Holdings BV *	5.9500	2/13/2023	496,875
				2,029,375
	TRANSPORTATION - 1.2%
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp.	7.2500	2/15/2021	532,500

	TOTAL BONDS & NOTES (Cost $42,335,130)			44,161,493

	MONEY MARKET FUND - 3.7%
1,677,031	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01% (A)
	(Cost $1,677,031)			1,677,031

	TOTAL INVESTMENTS - 100.3% (Cost $44,012,161)			$ 45,838,524
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(115,718)
	TOTAL NET ASSETS - 100.0%			$ 45,722,806

* 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 37.2% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $44,012,161 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 1,884,588
			Unrealized depreciation	(58,225)
		Net unrealized appreciation		$ 1,826,363

	Timothy Plan Israel Common Values Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value

	COMMON STOCK - 95.3%
	AEROSPACE/DEFENSE - 2.6%
7,001	Elbit Systems Ltd.	$ 430,562

	BANKS - 9.8%
13,400	Bank Hapoalim BM	389,672
76,000	Bank Leumi Le-Israel BM *	296,749
19,300	First International Bank Of Israel Ltd.	309,989
170,000	Israel Discount Bank Ltd. *	288,315
26,000	Mizrahi Tefahot Bank Ltd.	336,477
		1,621,202
	BIOTECHNOLOGY - 0.9%
21,000	Kamada Ltd. *	149,520

	BUILDING MATERIALS - 2.1%
7,200	Caesarstone Sdot-Yam Ltd.	353,376

	CHEMICALS - 4.6%
17,000	Frutarom Industries Ltd.	425,236
37,400	Israel Chemicals Ltd.	319,396
		744,632
	COMMERCIAL SERVICES - 1.6%
17,000	Nitsba Holdings 1995 Ltd. *	257,382

	COMPUTERS - 0.9%
24,210	Matrix IT Ltd.	144,160

	ELECTRONICS - 4.1%
13,296	Ituran Location and Control Ltd.	324,024
23,500	Orbotech Ltd. *	356,730
		680,754
	ENERGY-ALTERNATE SOURCES - 2.0%
43,300	Ormat Industries	335,612

	FOOD - 4.7%
13,000	Osem Investments Ltd.	293,678
5,700	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	292,372
59,000	Shufersal Ltd.	192,520
		778,570
	HEALTHCARE-PRODUCTS - 2.0%
26,491	PhotoMedex Inc. *	324,515

	HOME BUILDERS - 1.7%
1,000	Bayside Land Corp.	279,591

	INTERNET - 2.1%
34,000	Perion Network Ltd. *	343,400

	INVESTMENT COMPANIES - 2.1%
600	Israel Corp. Ltd/The *	342,052

	OIL&GAS - 11.9%
290,000	Avner Oil Exploration LP	293,949
61,000	Delek Drilling - LP	348,998
1,536,664	Isramco Negev 2 LP *	342,795
4,700	Noble Energy, Inc.	364,062
1,900	Paz Oil Co. Ltd.	307,386
2,100,000	Ratio Oil Exploration 1992 LP *	307,410
		1,964,600
	PHARMACEUTICALS - 4.7%
39,000	OPKO Health, Inc. *	344,760
3,100	Taro Pharmaceutical Industries Ltd. *	434,744
		779,504
	REAL ESTATE - 13.4%
45,000	Alony Hetz Properties & Investments Ltd.	352,725
105,000	Amot Investments Ltd.	359,461
7,500	Azrieli Group	247,135
21,000	Gazit-Globe Ltd.	281,690
162,000	Industrial Buildings Corp. *	333,514
34,000	Jerusalem Economy Ltd.	326,982
11,366	Melisron Ltd.	309,881
		2,211,388
	SEMICONDUCTORS - 4.5%
30,533	Nova Measuring Instruments Ltd. *	366,701
40,100	Tower Semiconductor Ltd. *	364,108
		730,809
	SOFTWARE - 8.0%
5,100	Check Point Software Technologies Ltd. *	341,853
42,900	Magic Software Enterprises Ltd.	321,321
18,000	Radware Ltd. *	303,660
7,000	Verint Systems, Inc. *	343,350
		1,310,184
	TELECOMMUNICATIONS - 11.6%
15,400	Allot Communications Ltd. *	200,970
28,200	Cellcom Israel Ltd.	340,938
14,000	EZchip Semiconductor Ltd. *	360,780
8,700	NICE Systems Ltd. - ADR	355,047
43,000	Partner Communications Co. Ltd. - ADR *	335,830
7,400	Silicom Ltd.	310,430
		1,903,995

	TOTAL COMMON STOCK (Cost $12,794,144)	15,685,808

	MONEY MARKET FUND - 5.4%
895,133	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% (A)	895,133
	(Cost $895,133)

	TOTAL INVESTMENTS - 100.7% (Cost $13,689,277)	$16,580,941
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(116,116)
	NET ASSETS - 100.0%	$16,464,825

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $14,392,727 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	2,581,770
	Unrealized depreciation	(393,556)
	Net unrealized appreciation	$ 2,188,214

	Timothy Plan Defensive Strategies Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value

	COMMON STOCK - 25.3%
	CHEMICALS - 5.6%
3,996	Agrium, Inc.	$ 366,153
959	American Vanguard Corp.	12,678
4,448	CF Industries Holdings, Inc.	1,069,877
1,323	FMC Corp.	94,184
5,759	Intrepid Potash, Inc. *	96,521
11,989	K+S AG	394,128
7,761	Mosaic Co./The	383,782
19,011	Potash Corp. of Saskatchewan, Inc.	721,658
2,135	Rayonier Advanced Materials, Inc. *	82,744
8,356	Sociedad Quimica y Minera de Chile SA - ADR	244,914
4,328	Syngenta AG	323,734
5,904	Uralkali OJSC	135,237
		3,925,610
	COAL - 0.0%
1,103	Peabody Energy Corp.	18,034

	ENVIRONMENTAL CONTROL - 0.1%
3,171	Darling Ingredients, Inc. *	66,274

	FOOD - 0.7%
888	Hormel Foods Corp.	43,823
2,468	Ingredion, Inc.	185,199
6,770	Tyson Foods, Inc.	254,146
		483,168
	IRON/STEEL - 1.4%
1,178	Allegheny Technologies, Inc.	53,128
6,601	JFE Holdings, Inc.	136,242
55,828	Nippon Steel & Sumitomo Metal Corp.	178,544
979	POSCO - ADR	72,877
11,215	Severstal OAO	91,888
2,358	ThyssenKrupp AG *	68,721
27,955	Vale SA	369,844
		971,244
	MACHINERY-CONSTR&MINING - 0.2%
1,899	Joy Global, Inc.	116,941

	MACHINERY-DIVERSIFIED - 0.3%
3,416	AGCO Corp.	192,047
2,315	CNH Industrial NV	23,659
		215,706

	MINING - 5.2%
3,092	Agnico Eagle Mines Ltd.	118,424
3,102	Allied Nevada Gold Corp. *	11,664
7,252	Anglo American PLC	177,364
5,793	AngloGold Ashanti Ltd. *	99,698
2,159	Antofagasta PLC	28,174
2,009	BHP Billiton Ltd.	137,516
234	BHP Billiton PLC	15,264
451	Cameco Corp.	8,844
8,295	Cia de Minas Buenaventura SAA - ADR	97,964
1,877	Coeur Mining, Inc. *	17,231
7,567	Eldorado Gold Corp.	57,812
1,198	First Quantum Minerals Ltd.	25,655
15,487	Freeport-McMoRan Copper & Gold, Inc.	565,275
47,005	Glencore PLC	261,718
8,495	Goldcorp, Inc.	237,096
7,047	Harmony Gold Mining Co. Ltd. *	20,930
5,932	Hecla Mining Co.	20,465
6,495	IAMGOLD Corp.	26,759
549	Kazakhmys PLC *	2,855
39,028	Kinross Gold Corp. *	161,576
5,670	MMC Norilsk Nickel OJSC	112,890
4,211	New Gold, Inc. *	26,824
4,098	Newmont Mining Corp.	104,253
359	Pan American Silver Corp.	5,511
2,323	Randgold Resources Ltd. - ADR	196,526
8,492	Rio Tinto PLC	460,946
136	Royal Gold, Inc.	10,352
987	Sesa Sterlite Ltd.	19,108
11,446	Silver Wheaton Corp.	300,687
5,122	Southern Copper Corp.	155,555
3,943	Teck Resources Ltd.	90,175
7,265	Yamana Gold, Inc.	59,718
		3,634,829
	OIL&GAS - 9.3%
492	Anadarko Petroleum Corp.	53,859
2,775	Apache Corp.	279,220
14,836	BG Group PLC	313,369
1,428	Canadian Natural Resources Ltd.	65,559
1,966	Cenovus Energy, Inc.	63,818
901	Chesapeake Energy Corp.	28,003
9,965	ConocoPhillips	854,300
2,644	Devon Energy Corp.	209,934
1,870	Encana Corp.	44,338
1,233	Ensco PLC	68,518
1,914	EOG Resources, Inc.	223,670
23,500	Inpex Corp.	357,220
15,277	Lukoil OAO	912,190
14,378	Marathon Oil Corp.	573,970
647	Noble Energy, Inc.	50,117
901	NOVATEK OAO	112,084
5,432	Occidental Petroleum Corp.	557,486

7,011	Petroleo Brasileiro SA - ADR	102,571
244	Pioneer Natural Resources Co.	56,074
2,957	Reliance Industries Ltd. **	99,503
13,084	Rosneft OAO - GDR *	95,709
2,812	Southwestern Energy Co. *	127,918
2,782	Statoil ASA - ADR	85,769
14,122	Total SA	1,020,322
2,350	Transocean Ltd.	105,820
2,181	Valero Energy Corp.	109,268
		6,570,609
	OIL&GAS SERVICES - 2.0%
2,827	Baker Hughes, Inc.	210,470
1,449	Cameron International Corp. *	98,112
1,954	FMC Technologies, Inc. *	119,331
11,405	Halliburton Co.	809,869
2,210	National Oilwell Varco, Inc.	181,993
552	NOW, Inc./DE *	19,988
		1,439,763
	PIPELINES - 0.3%
3,591	Kinder Morgan, Inc./DE	130,210
1,592	TransCanada Corp.	76,089
		206,299
	WATER - 0.2%
10,864	Cia de Saneamento Basico do Estado de Sao Paulo	116,462

	TOTAL COMMON STOCK (Cost $16,869,847)	17,764,939

	REITS - 30.1%
5,000	Acadia Realty Trust	140,450
4,000	Apartment Investment & Management Co.	129,080
4,350	AvalonBay Communities, Inc.	618,527
8,600	Boston Properties, Inc.	1,016,348
10,700	Brandywine Realty Trust	166,920
5,700	Camden Property Trust	405,555
13,000	CBL & Associates Properties, Inc.	247,000
31,100	DDR Corp.	548,293
39,700	DiamondRock Hospitality Co.	508,954
10,300	Douglas Emmett, Inc.	290,666
16,600	Education Realty Trust, Inc.	178,284
4,700	Equity Lifestyle Properties, Inc.	207,552
16,300	Equity Residential	1,026,900
4,754	Essex Property Trust, Inc.	879,062
7,800	Extra Space Storage, Inc.	415,350
2,500	Federal Realty Investment Trust	302,300
10,100	FelCor Lodging Trust, Inc.	106,151
18,800	First Industrial Realty Trust, Inc.	354,192
7,400	First Potomac Realty Trust	97,088
17,700	HCP, Inc.	732,426
8,700	Health Care REIT, Inc.	545,229
5,400	Highwoods Properties, Inc.	226,530
20,300	Hospitality Properties Trust	617,120
5,500	Kilroy Realty Corp.	342,540

27,000	Kimco Realty Corp.	620,460
23,700	Lexington Realty Trust	260,937
11,000	Liberty Property Trust	417,230
13,963	Macerich Co./The	932,030
4,208	Mid-America Apartment Communities, Inc.	307,394
6,900	National Retail Properties, Inc.	256,611
1,183	Plum Creek Timber Co., Inc.	53,353
21,494	Prologis, Inc.	883,189
4,000	PS Business Parks, Inc.	333,960
5,700	Public Storage	976,695
6,406	Rayonier, Inc.	227,733
3,700	Regency Centers Corp.	206,016
13,029	Simon Property Group, Inc.	2,166,462
8,150	SL Green Realty Corp.	891,692
27,200	Strategic Hotels & Resorts, Inc. *	318,512
7,200	Summit Hotel Properties, Inc.	76,320
5,700	Taubman Centers, Inc.	432,117
14,200	UDR, Inc.	406,546
13,259	Ventas, Inc.	849,902
6,514	Washington Prime Group, Inc. *	122,072
10,100	Weingarten Realty Investors	331,684

	TOTAL REITS (Cost $17,945,547)	21,173,432

	EXCHANGE TRADED FUNDS - 8.5%
16,800	iShares Silver Trust *	340,200
73,900	PowerShares DB Agriculture Fund *	2,029,294
78,700	PowerShares DB Base Metals Fund *	1,336,326
47,300	PowerShares DB Commodity Index Tracking Fund *	1,257,234
22,500	PowerShares DB Energy Fund *	691,875
2,250	SPDR Gold Shares *	288,090

	TOTAL EXCHANGE TRADED FUNDS (Cost $6,166,174)	5,943,019

	BONDS & NOTES - 31.4%
	CHEMICALS - 0.6%
400,000	LYB International Financance BV, 4%, 7/15/2023	420,724

	HAND/MACHINE TOOLS - 0.7%
500,000	Kennametal Inc., 3.875%, 2/15/2022	501,401

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 3.0%
937,385	Ginnie Mae MA0155, 4.00%, 6/20/2042	1,005,153
460,962	GNMA Pool 4947, 5.00%, 2/20/2041	511,877
516,190	GNMA Pool 5204, 4.50%, 10/20/2041	564,846
		2,081,876
	OIL&GAS - 0.7%
500,000	Petrobras International Finance Co., 3.50%, 2/06/2017	514,500

	PIPELINES - 1.3%
400,000	DCP Midstream Operating, 2.7%, 04/01/2019	405,618
400,000	Energy Transfer Partners LP, 6.70%, 7/01/2018	468,773
		874,391
	REITS - 0.7%
500,000	Health Care REIT Inc., 3.75%, 3/15/2023	502,481

	TREASURY INFLATION PROTECTED SECURITES - 24.4%
2,535,000	TIPS, 1.75%, 1/15/2028	3,306,604
1,350,000	TIPS, 2.50%, 1/15/2029	1,882,670
625,000	TIPS, 2.125%, 2/15/2041	868,699
1,650,000	TIPS, 1.625%, 1/15/2018	2,037,716
745,000	TIPS, 2.00%, 1/15/2016	938,669
1,050,000	TIPS, 2.375%, 1/15/2017	1,351,140
850,000	TIPS, 2.00%, 1/15/2026	1,197,320
1,550,000	TIPS, 2.125%, 1/15/2019	1,928,791
2,575,000	TIPS, 1.125%, 1/15/2021	3,025,136
500,000	TIPS, 1.250%, 7/15/2020	596,078
		17,132,823

	TOTAL BONDS & NOTES (Cost $21,837,519)	22,028,196

	MONEY MARKET FUND - 4.5%
3,164,266	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% (A) (Cost $3,164,266)	3,164,266

	TOTAL INVESTMENTS - 99.8% (Cost $65,983,353)	$ 70,073,852
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	160,332
	NET ASSETS - 100.0%	$ 70,234,184

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $66,165,016 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 5,998,592
	Unrealized depreciation	(2,089,756)
	Net unrealized appreciation	$ 3,908,836

	Timothy Plan Strategic Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value

	MUTUAL FUNDS - 99.9% (A)
294,346	Timothy Plan Aggressive Growth Fund	$ 2,778,622
501,460	Timothy Plan Defensive Strategies Fund	6,007,493
254,058	Timothy Plan Emerging Markets Fund	2,830,209
425,722	Timothy Plan Growth & Income Fund *	4,768,087
617,925	Timothy Plan High Yield Bond Fund	6,055,660
765,696	Timothy Plan International Fund	7,304,739
181,757	Timothy Plan Israel Common Values Fund	2,362,840
741,630	Timothy Plan Large/Mid Cap Growth Fund	6,459,597
308,993	Timothy Plan Large/Mid-Cap Value Fund	6,195,314
144,445	Timothy Plan Small-Cap Value Fund	3,021,789

	TOTAL MUTUAL FUNDS (Cost $39,716,257)	47,784,350

	MONEY MARKET FUND - 0.2%
72,148	Fidelity Institutional Money Market Portfolio Institutional Class, 0.01% (B)
	(Cost $72,148)	72,148

	TOTAL INVESTMENTS - 100.1% (Cost $39,788,405)(B)	$ 47,856,498
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(55,893)
	TOTAL NET ASSETS - 100.0%	$ 47,800,605

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2014.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $41,731,287 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 6,217,170
	Unrealized depreciation	(91,959)
	Net unrealized appreciation	$ 6,125,211

	Timothy Plan Conservative Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value

	MUTUAL FUNDS - 99.9% (A)
147,798	Timothy Plan Aggressive Growth Fund	$ 1,395,211
617,788	Timothy Plan Defensive Strategies Fund	7,401,097
163,019	Timothy Plan Emerging Markets Fund	1,816,029
1,687,971	Timothy Plan Fixed Income Fund	17,673,052
546,333	Timothy Plan Growth & Income Fund *	6,118,935
528,659	Timothy Plan High Yield Bond Fund	5,180,860
322,178	Timothy Plan International Fund	3,073,576
186,615	Timothy Plan Israel Common Values Fund	2,425,995
652,095	Timothy Plan Large/Mid Cap Growth Fund	5,679,748
358,388	Timothy Plan Large/Mid-Cap Value Fund	7,185,685
155,673	Timothy Plan Small-Cap Value Fund	3,256,678

	TOTAL MUTUAL FUNDS ( Cost - $54,438,755)	61,206,866

	MONEY MARKET FUND - 0.4%

223,659	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% (B)	223,659
	(Cost - $223,659)

	TOTAL INVESTMENTS - 100.3% ( Cost - $54,662,414)	$ 61,430,525
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(196,076)
	NET ASSETS - 100.0%	$ 61,234,449

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2014.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $55,865,325 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 5,919,759
	Unrealized depreciation	(354,559)
	Net unrealized appreciation	$ 5,565,200

	Timothy Plan Emerging Markets Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value

	COMMON STOCK - 91.8%
	AEROSPACE/DEFENSE - 2.5%
7,820	Embraer SA - ADR	$ 284,883

	AGRICULTURE - 1.7%
20,140	Adecoagro SA *	190,122

	AUTO MANUFACTURERS - 3.5%
2,050	Hyundai Motor Co.	306,941
1,800	Kia Motors Corp.	100,688
		407,629
	AUTO PARTS&EQUIPMENT - 3.3%
4,270	China Yuchai International Ltd.	90,610
1,030	Hyundai Mobis	289,097
		379,707
	BANKS - 16.4%
7,600	Banco Bradesco SA	111,015
6,000	Banco Bradesco SA	87,398
19,800	Banco do Brasil SA	222,825
10,280	Erste Group Bank AG	332,387
27,260	Sberbank of Russia	277,234
6,450	Standard Chartered PLC	131,715
13,440	TCS Group Holding PLC - GDR *	88,032
78,000	Turkiye Garanti Bankasi AS	304,866
144,200	Turkiye Vakiflar Bankasi Tao	337,894
		1,893,366
	BUILDING MATERIALS - 2.1%
15,284	Cemex SAB de CV *	202,207
145,724	Desarrolladora Homex SAB de CV *	19,183
373,450	Urbi Desarrollos Urbanos SAB de CV *	23,313
		244,703
	CHEMICALS - 3.4%
358,500	Yingde Gases Group Co. Ltd.	389,015

	DISTRIBUTION/WHOLESALE - 2.2%
60,530	Aygaz AS	258,558

	DIVERSIFIED FINANCIAL SERVICES - 6.6%
6,400	Hana Financial Group, Inc.	237,192
6,840	KB Financial Group, Inc.	237,951
6,100	Shinhan Financial Group Co. Ltd.	282,441
		757,584
	ELECTRIC - 6.7%
45,630	Centrais Eletricas Brasileiras SA	133,240
10,480	Cia Paranaense de Energia - ADR	160,449
8,220	Reliance Infrastructure Ltd.	307,839
93,880	RusHydro JSC	175,556
		777,084
	FOOD - 7.5%
344,000	First Pacific Co. Ltd/Hong Kong	384,377
90	Lotte Confectionery Co. Ltd.	171,845
115,100	Marfrig Global Foods SA *	310,248
		866,470
	HOLDING COMPANIES-DIVERS - 0.6%
10,260	Haw Par Corp. Ltd.	70,364

	IRON/STEEL - 4.4%
1,670	POSCO	501,740

	MULTI-NATIONAL - 1.7%
6,490	Banco Latinoamericano de Comercio Exterior SA	192,558

	OIL&GAS - 10.5%
7,264	Lukoil OAO	434,532
32,299	Petroleo Brasileiro SA	505,157
328,500	Surgutneftegas OAO	270,728
		1,210,417
	PHARMACEUTICALS - 0.8%
89,780	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	95,664

	REITS - 3.1%
171,310	Mexico Real Estate Management SA de CV	355,042

	RETAIL - 6.6%
1,910,000	Bosideng International Holdings Ltd.	285,873
50,000	Chow Tai Fook Jewellery Group Ltd.	76,384
88,500	Lifestyle International Holdings Ltd.	173,339
75,000	Luk Fook Holdings International Ltd.	219,669
		755,265
	SEMICONDUCTORS - 4.4%
389	Samsung Electronics Co. Ltd.	508,241

	TELECOMMUNICATIONS - 1.9%
510,700	XL Axiata Tbk PT	219,332

	TEXTILES - 0.6%
136,000	Weiqiao Textile Co.	67,032

	TRANSPORTATION - 1.3%
13,000	Globaltrans Investment PLC - ADR	148,850

	TOTAL COMMON STOCK (Cost $10,090,642)	10,573,626

	MONEY MARKET FUND - 7.1%

817,112	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% (A) (Cost $817,112)	817,112

	TOTAL INVESTMENTS - 98.9% (Cost $10,907,754)	$ 11,390,738
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	126,555
	NET ASSETS - 100.0%	$ 11,517,293

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $10,920,259 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,338,310
	Unrealized depreciation	(867,831)
	Net unrealized appreciation	$ 470,479

	Timothy Plan Growth & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value

	COMMON STOCK - 43.0%
	AEROSPACE/DEFENSE - 0.7%
1,300	Alliant Techsystems, Inc.	$ 174,096

	AUTO PARTS&EQUIPMENT - 2.1%
5,000	Goodyear Tire & Rubber Co./The	138,900
3,300	Magna International, Inc.	355,575
		494,475
	BANKS - 0.6%
5,145	Southside Bancshares, Inc.	148,999

	BEVERAGES - 1.0%
4,000	Dr Pepper Snapple Group, Inc.	234,320

	BIOTECHNOLOGY - 0.4%
10,000	PDL BioPharma, Inc.	96,800

	CHEMICALS - 4.1%
8,000	Aceto Corp.	145,120
900	CF Industries Holdings, Inc.	216,477
5,000	Huntsman Corp.	140,500
5,000	Olin Corp.	134,600
4,000	Westlake Chemical Corp.	335,040
		971,737
	COMMERCIAL SERVICES - 5.7%
2,800	Deluxe Corp.	164,024
5,000	DeVry Education Group, Inc.	211,700
7,000	H&R Block, Inc.	234,640
18,200	RR Donnelley & Sons Co.	308,672
3,900	United Rentals, Inc.	408,447
		1,327,483
	COMPUTERS - 1.5%
3,900	Western Digital Corp.	359,970

	DISTRIBUTION/WHOLESALE - 0.7%
2,800	Arrow Electronics, Inc.	169,148

	ELECTRIC - 2.2%
5,200	IDACORP, Inc.	300,716
5,700	Westar Energy, Inc.	217,683
		518,399

	ELECTRONICS - 1.1%
5,600	Avnet, Inc.	248,136

	GAS - 1.0%
4,400	UGI Corp.	222,200

	HOUSEHOLD PRODUCTS/WARES - 2.0%
3,900	Helen of Troy Ltd.	236,457
4,000	Jarden Corp.	237,400
		473,857
	INSURANCE - 5.6%
3,000	American Financial Group, Inc.	178,680
1,500	FBL Financial Group, Inc.	69,000
7,800	Montpelier Re Holdings Ltd.	249,210
7,400	Protective Life Corp.	513,042
9,100	Unum Group	316,316
		1,326,248
	MISCELLANEOUS MANUFACTUR - 2.8%
4,700	American Railcar Industries, Inc.	318,519
6,000	Smith & Wesson Holding Corp.	87,240
1,400	Sturm Ruger & Co., Inc.	82,614
4,000	Trinity Industries, Inc.	174,880
		663,253
	OIL&GAS - 4.3%
2,800	Cimarex Energy Co.	401,688
2,800	ConocoPhillips	240,044
3,300	HollyFrontier Corp.	144,177
4,300	Valero Energy Corp.	215,430
		1,001,339
	OIL&GAS SERVICES - 2.4%
3,000	Baker Hughes, Inc.	223,350
7,400	Exterran Holdings, Inc.	332,926
		556,276
	PHARMACEUTICALS - 1.2%
4,300	Omnicare, Inc.	286,251

	RETAIL - 2.7%
2,200	Asbury Automotive Group, Inc.	151,228
2,300	Dillard's, Inc.	268,203
4,400	Foot Locker, Inc.	223,168
		642,599
	TELECOMMUNICATIONS - 0.9%
57,000	Vonage Holdings Corp.	213,750

	TOTAL COMMON STOCK (Cost $8,428,847)	10,129,336

Par Value	BONDS & NOTES - 52.1%	Coupon Rate (%)	Maturity	Value
	GOVERNMENT NOTES & BONDS - 52.1%
200,000	Federal Home Loan Banks	2.0000	8/22/2024	189,809
250,000	Federal Home Loan Mortgage Corp.	1.5000	12/27/2018	250,595
2,500,000	United States Treasury Note/Bond	0.2500	5/15/2016	2,493,165
650,000	United States Treasury Note/Bond	0.3750	2/15/2016	650,826
1,900,000	United States Treasury Note/Bond	1.0000	9/30/2016	1,918,704
1,000,000	United States Treasury Note/Bond	1.0000	3/31/2017	1,006,094
500,000	United States Treasury Note/Bond	1.6250	8/15/2022	474,766
1,000,000	United States Treasury Note/Bond	2.7500	11/15/2023	1,025,039
500,000	United States Treasury Note/Bond	3.1250	2/15/2042	483,906
1,500,000	United States Treasury Note/Bond	3.8750	8/15/2040	1,664,532
1,900,000	United States Treasury Note/Bond	4.6250	2/15/2017	2,094,231

	TOTAL BONDS & NOTES (Cost $12,079,002)			12,251,667

Shares	MONEY MARKET FUND - 4.7%

1,116,191	Fidelity Institutional Money Market Funds - Money Market Portfolio , 0.01% (A)			1,116,191
	(Cost $1,116,191)

	TOTAL INVESTMENTS - 99.8% (Cost $21,624,041)			$ 23,497,194
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			39,628
	NET ASSETS - 100.0%			$ 23,536,822

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2014.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $21,624,041 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 1,927,515
		Unrealized depreciation		(54,362)
		Net unrealized appreciation		$ 1,873,153

The Timothy Plan
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2014

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS
A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of June 30, 2014:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,835,969	$ -	$ -	$ 22,835,969
Money Market Fund	756,987	-	-	756,987
Total	$ 23,592,956	$ -	$ -	$ 23,592,956

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 53,146,851	$ -	$ -	$ 53,146,851
Money Market Fund	2,032,121	-	-	2,032,121
Total	$ 55,178,972	$ -	$ -	$ 55,178,972

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 60,985,057	$ -	$ -	$ 60,985,057
Money Market Fund	1,966,484	-	-	1,966,484
Total	$ 62,951,541	$ -	$ -	$ 62,951,541

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 80,215,605	$ -	$ -	$ 80,215,605
Money Market Fund	3,927,974	-	-	3,927,974
Total	$ 84,143,579	$ -	$ -	$ 84,143,579

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 152,447,776	$ -	$ -	$ 152,447,776
Money Market Fund	7,626,206	-	-	7,626,206
Total	$ 160,073,982	$ -	$ -	$ 160,073,982

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 70,649,787	$ -	$ 70,649,787
Money Market Fund	2,841,541		-	2,841,541
Total	$ 2,841,541	$ 70,649,787	$ -	$ 73,491,328

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 44,161,493	$ -	$ 44,161,493
Money Market Fund	1,677,031		-	1,677,031
Total	$ 1,677,031	$ 44,161,493	$ -	$ 45,838,524

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,764,939	$ -	$ -	$ 17,764,939
REITs	21,173,432	-	-	21,173,432
Exchange Traded Funds	5,943,019	-	-	5,943,019
Bonds & Notes	-	22,028,196	-	22,028,196
Money Market Fund	3,164,266	-	-	3,164,266
Total	$ 48,045,656	$ 22,028,196	$ -	$ 70,073,852

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 47,784,350	$ -	$ -	$ 47,784,350
Money Market Fund	72,148	-	-	72,148
Total	$ 47,856,498	$ -	$ -	$ 47,856,498

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 61,206,866	$ -	$ -	$ 61,206,866
Money Market Fund	223,659	-	-	223,659
Total	$ 61,430,525	$ -	$ -	$ 61,430,525

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,685,808	$ -	$ -	$ 15,685,808
Money Market Fund	895,133	-	-	895,133
Total	$ 16,580,941	$ -	$ -	$ 16,580,941

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,573,626	$ -	$ -	$ 10,573,626
Money Market Fund	817,112	-	-	817,112
Total	$ 11,390,738	$ -	$ -	$ 11,390,738

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,129,336	$ -	$ -	$ 10,129,336
Bonds & Notes	-	12,251,667	-	12,251,667
Money Market Fund	1,116,191	-	-	1,116,191
Total	$ 11,245,527	$ 12,251,667	$ -	$ 23,497,194

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

8/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

8/29/2014